Group - Statement of Financial Position - Parenthetical (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021		Jun. 30, 2021
Condensed Balance Sheet Statement1 [Line Items]
Tangible assets	$ 4,081	$ 3,493	[1]	$ 3,147	[1]
Accumulated losses and other reserves	$ (2,994)	(3,181)	[1]	(3,373)	[1]
Adjustments
Condensed Balance Sheet Statement1 [Line Items]
Tangible assets		33		33
Accumulated losses and other reserves		$ 33		$ 33

[1]	The tangible assets and accumulated losses and other reserve balances for 30 June 2021 and 31 December 2021 have been retrospectively restated and increased with $33m due to the initial application of the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022. Refer to note 15.